Tax expense - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.25%	20.00%	20.25%
Income tax expense, IRAP, current	€ 33	€ 36	€ 16
Income tax expense (benefit), IRAP, deferred	€ (38)	€ 8	€ 9
Effective tax rate	43.00%	40.20%	54.40%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	€ 88
Repatriation, provisional income tax expense	117
Change in deferred tax liability	137
Change in deferred tax liability, recognized in profit or loss	29
Change in deferred tax liability, recognized in equity	108
Change in deferred tax asset	71
Deferred tax assets	2,004	€ 3,699
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,798	10,159	€ 10,319
Unrecognised deferred tax assets, deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	940	551
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,718	4,444	3,717
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,740	3,197
Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(4,680)	(3,748)	€ (3,183)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	(1,268)
EMEA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	178
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	(734)
Reversal of indirect tax liability	281
Deferred tax asset, written off	453
Deferred tax assets	1,287	1,276
Brazil | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(148)	(976)
Brazil | Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,139	300
Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,256	2,902
Italy | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(898)	(750)
Italy | Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,358	€ 2,152